Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 1,028,730	$ 1,850,060
United States
Revenues	404,977	234,842
International
Revenues	623,753	1,615,218
Product
Revenues	645,169	949,601
Product | United States
Revenues	277,527	209,842
Product | International
Revenues	367,642	739,759
License fees
Revenues	315,557	819,696
License fees | United States
Revenues	125,000	25,000
License fees | International
Revenues	190,557	794,696
Other
Revenues	68,004	80,763
Other | United States
Revenues	2,450	0
Other | International
Revenues	$ 65,554	$ 80,763